Equity Incentive Plans	6 Months Ended
Jun. 30, 2016
Equity Incentive Plans [Abstract]
Equity Incentive Plans:
12.      Equity Incentive Plans:
Details of the Company's Equity Incentive Plans and share awards granted up to December 31, 2015 are discussed in Note 13 of the Company's consolidated financial statements for the year ended December 31, 2015, included in the Company's 2015 20-F Annual Report.
All non-vested shares and options vest according to the terms and conditions of the applicable agreements with the Company. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable. Share options have no voting or other shareholder rights.
The Company currently expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company's equity incentive plans or awards remain restricted until they vest. For the six-month periods ended June 30, 2015 and 2016, the total share-based compensation cost was $1,407 and $2,285, respectively, included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.
On May 9, 2016, the Company's Board of Directors adopted the 2016 Equity Incentive Plan (the “2016 Plan”) and reserved for issuance 940,000 common shares thereunder. The terms and conditions of the 2016 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans. In addition, on May 9, 2016, 690,000 restricted common shares were granted to certain directors, officers, employees of the Company, 650,000 of which vest within the third quarter of 2016 while the remaining 40,000 vest on March 1, 2018.
A summary of the status of the Company's non-vested share options and restricted shares as of June 30, 2016 and the movement during the six-month periods ended June 30, 2015 and 2016, respectively, is presented below.

	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2016	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2016	104,250	$27.5	$7.0605

Number of outstanding options as well as their exercise price and weighed average grant date fair value have been revised retroactively, for all periods presented, to give effect to the 5-for-1 reverse stock split, discussed in Note 1, by keeping the total grant date fair value unchanged.

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2015	78,833	$54.30
Granted	135,230	17.75
Vested	(78,833)	54.30
Unvested as at June 30, 2015	135,230	$17.75

Unvested as at January 1, 2016	135,230	$17.75
Granted	690,000	3.75
Cancelled	(3,185)	17.75
Vested	(132,045)	17.75
Unvested as at June 30, 2016	690,000	$3.75
The estimated compensation cost relating to non-vested restricted share awards and share options not yet recognized was $1,000 and $557, respectively, as of June 30, 2016 and is expected to be recognized over the weighted average period of 0.30 years and 3.79 years, respectively.